Income Taxes (Details) - Schedule of Current and Deferred Portions of Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of Components of Income Tax Expenses Benefit [Abstract]
Current income tax expense/(benefit)	¥ (20)		¥ 78	¥ (582)
Deferred tax benefit	(907)	$ (126)	(989)	(989)
Income tax benefit	¥ (927)	$ (128)	¥ (911)	¥ (1,571)